November 15, 1995

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, Northwest
Judiciary Plaza
Washington, D. C.  20549

RE: Rule 24f-2 Notice for United Municipal High Income Fund, Inc. File No. 33-715 and 811-4427/CIK #778807

Dear Sir or Madam:

1.  This Notice is being filed for the fiscal year ended September 30, 1995;

2. At the beginning of such fiscal year the issuer had no securities registered under the Securities Act of 1933, other than pursuant to this section;

3. During such fiscal period the issuer registered no securities other than pursuant to this section;

4.  9,693,367 shares of the issuer were sold during such fiscal period, and*

5. 9,693,367 shares were sold during such fiscal period in reliance upon registration pursuant to this section.

This Notice is accompanied by an opinion of counsel as prescribed by paragraph
(b)(1)(v) of Rule 24f-2. We have wired $1,423.35 in payment of the filing fee prescribed by paragraph (c) of said Rule.

Very truly yours,



Sharon K. Pappas
Secretary

*During such fiscal year the issuer sold 9,693,367 shares in reliance upon registration pursuant to Rule 24f-2 at an actual aggregate sale price of $49,317,843 and redeemed 8,253,031 shares at an aggregate repurchase price of $42,201,117. None of such redeemed shares were previously applied by the issuer pursuant to Section 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. The filing fee, calculated in the manner specified in Section 6(b) of the Securities Act of 1933, is based on the actual sale price of $49,317,843 for which shares were sold during the issuer's previous fiscal year reduced by the actual redemption price of $42,201,117 for which shares were redeemed by the issuer during such previous fiscal year.